Principal accounting policies - Summary of significant differences between lease commitments and lease liability recorded on transition (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [Line Items]
Operating lease commitments under IAS 17 per note 31	$ 1,717	$ 1,845
Leases expiring in 12 months or fewer (a)	(100)
Committed leases not commenced (a)	(100)
Components excluded from the lease liability (a)	(200)
Cost of reasonably certain extensions (a)	300
Other (b)	100
Sub total	1,700
Effect of discounting on payments included in the calculation of the lease liability (excluding finance lease balances)	(400)
IAS 17 [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Operating lease commitments under IAS 17 per note 31	1,700
IFRS 16 [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Lease liability opening balance reported as at 1 January 2019 (IFRS 16)	$ 1,300